BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Deferred Tax Assets	$ 4,797,325	$ 4,223,007	$ 1,330,432
Valuation Allowance	(4,797,325)	(4,223,007)	(1,330,432)
Deferred Tax Assets (net)	$ 0	$ 0	$ 0